Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events	Subsequent Events
On February 24, 2020, the Company's Board approved the commencement of an exchange offer (the “Exchange Offer”) pursuant to which the Company will issue shares of its common stock and its New Notes in exchange for any and all outstanding Second Lien Notes. The New Notes will be guaranteed on a senior basis by all current and future domestic subsidiaries (other than those designated as “Unrestricted Subsidiaries”) of the Issuer (the “Guarantors”) upon completion of the Exchange Offer. The restrictive covenants in the indenture governing the New Notes will be substantially similar to the covenants in the indenture governing the Second Lien Notes. All Second Lien Notes that are tendered and accepted as part of the Exchange Offer, as well as all accrued and unpaid interest on the tendered Second Lien Notes, will be exchanged into New Notes and the Company's common stock at the rate of $0.4918619 principal amount of New Notes and 0.3632585 shares of the Company's common stock per $1 principal amount of Second Lien Notes tendered on the date on which the Exchange Offer is completed. The Exchange Offer will be effected through the filing of a Registration Statement on Form S-4 (the “S-4 Registration Statement”).
The New Notes will bear interest at a rate of 3.00% per annum if paid in cash or 5.00% if paid in kind per annum, payable quarterly. The New Notes will mature August 31, 2024 and will be convertible, at the option of the holders, into shares of the Company's common stock.
Concurrently with the Exchange Offer, the Company is soliciting consents from holders of the Second Lien Notes for certain amendments to the indenture governing the Second Lien Notes to eliminate or amend substantially all of the restrictive covenants, release all collateral securing the Company’s obligations under the indenture governing the Second Lien Notes, and modify certain of the events of default and various other provisions, contained in such indenture.
The filing of the S-4 Registration Statement triggers certain additional reporting obligations concerning the Issuer, the Parent and the Guarantors that are being satisfied through this filing, which will be incorporated by reference into the S-4 Registration Statement. This additional information concerns the Issuer, the Parent and Guarantors, which is hereby reported through additional footnote disclosure at Note 11 - Guarantor Financial Information contained herein.